Securities Issued (Tables)	9 Months Ended
Sep. 30, 2023
Securities Issueds [Abstract]
Summary of securities issued

	09/30/2023	12/31/2022
Real estate credit bills	7,226,685	5,794,144
Financial Bills	158,116	67,014
Agribusiness credit bills	77,764	341,007
Total	7,462,565	6,202,165